Investments in securities (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Measurement [Abstract]
Schedule of Investments in Securities

	$ million
	Dec 31, 2025	Dec 31, 2024
Equity securities:	1,079	1,104
Equity securities at fair value through other comprehensive income	1,079	1,104
Debt securities:	478	1,151
Debt securities at amortised cost	39	37
Debt securities at fair value through other comprehensive income	399	1,017
Debt securities at fair value through profit or loss	40	97
Total	1,557	2,255
At fair value
Measured by reference to prices in active markets for identical assets	580	1,197
Measured by reference to other observable inputs	70	95
Measured using more than an insignificant proportion of unobservable inputs	868	926
Total	1,518	2,218
At cost	39	37
Total	1,557	2,255

Schedule of Investments in Securities Using Predominantly Unobservable Inputs

	$ million
	2025	2024
At January 1	926	1,143
Losses recognised in other comprehensive income	(63)	(16)
Purchases	80	63
Sales	(49)	(260)
Other movements	(26)	(4)
At December 31	868	926
[A]Based on expected dividend flows, adjusted for country and other risks as appropriate and discounted to their present value.